Debt (Long-term Debt) (Details) $ in Millions				12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 01, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 07, 2019 USD ($)
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Year One				$ 0.2
Unamortized Deferred Financing Costs				(10.2)	$ (5.9)
Debt Instrument, Unamortized Discount (Premium), Net				(0.9)	(1.0)
Total long-term debt at subsidiary				574.1	574.4
Less: current portion				(0.2)	(139.8)
Long-term debt, net of current portion				1,393.4	1,223.3
Long-Term Debt, Maturity, Year Two				0.2
Long-Term Debt, Maturity, Year Three				0.2
Long-Term Debt, Maturity, Year Four				0.2
Long-Term Debt, Maturity, Year Five				415.2
Long-Term Debt, Maturity, after Year Five				997.0
Total Maturities Before Unamortized Adjustments				1,413.0
Unamortized adjustments to market value from purchase accounting				3.5
Unamortized Deferred Financing Costs, Consolidated				(15.9)
Long Term Debt Maturities Repayments Of Principal, Total				1,393.6
Long-term Line of Credit				$ 80.0	104.0
Debt Covenant, Interest Coverage Ratio, Minimum			2.25	1.70
Debt Instrument, Debt Covenant, EBITDA to Interest Expense, EBITDA Minimum				$ 125.0
Line of Credit Facility, quarterly borrowing limit reduction				5.0
Forecast [Member]
Debt Instrument [Line Items]
Debt Covenant, Interest Coverage Ratio, Minimum	2.00	1.75
Debt Instrument, Debt Covenant, EBITDA to Interest Expense, EBITDA Minimum	$ 150.0	$ 130.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Unamortized Deferred Financing Costs (Subsidiary)				(5.7)	(5.4)
Debt Instrument, Unamortized Discount (Premium), Net				(2.6)	(2.7)
Long-term Line of Credit				20.0	40.0
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 425.0
Debt instrument interest percentage				3.95%
Ten Year Senior Unsecured Bonds At 435 Maturing At April 15 2029 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				4.35%
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Long-term Debt, Gross					140.0
Two Point Four Nine to Two Point Nine Three and One Point Two Nine to One Point Four Two Bonds Maturing In Two Thousand Twenty [Member] [Domain]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 0.0	140.0
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 17.4	17.5
U.S. Government note maturing in 2061 - 4.20% [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				4.20%
Five Year Senior Unsecured Notes At6.75 Maturing October152019 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				7.25%
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 380.0	$ 780.0
Debt instrument interest percentage				7.25%	7.25%
4.35% Senior Notes due 2029 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 400.0	$ 400.0
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 15.6	15.6
Debt instrument interest percentage				8.125%
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Lease Obligation, Including Current Maturities				$ 1,393.6	$ 1,363.1